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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Bluecrest Capital Management Limited
Address:          40 Grosvenor Place, London SW1X  7AW


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark Jessop
Title:  Operations Manager
Phone:  +44 20 7201 6804

Signature, Place, and Date of Signing:

/s/ Mark Jessop                               LONDON, UK                                        JULY 18, 2006
---------------------------                ----------------------------                 ---------------------------
        [Signature]                               [City, State]                                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                          0
                                                           ------------------

Form 13F Information Table Entry Total:                                    60
                                                           ------------------

Form 13F Information Table Value Total:                            $1,001,780
                                                           ------------------
                                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.               Form 13F File Number               Name
         ----------        --------------------------         ------------------

         None.


                                              Bluecrest Capital Management Limited
                                                   Form 13F Information Table
                                                   Quarter ended June 30, 2006

                                                                                INVESTMENT DISCRETION         VOTING AUTHORITY

                                                 FAIR MARKET  SHARES OR  SH/
                                         CUSIP      VALUE     PRINCIPAL  PRN PUT/      SHARED-  SHARED- OTHER
ISSUER                  TITLE OF CLASS   NUMBER (IN THOUSANDS)  AMOUNT       CALL SOLE DEFINED  OTHER   MNGRS  SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
ALLTEL CORP                  COM        020039 10 3 $43,213     677,000  SH        X                         677,000
-----------------------------------------------------------------------------------------------------------------------------------

BANCO BRADESCO S A      SP ADR PFD NEW  059460 30 3  $569       18,300   SH        X                         18,300
------------------------------------------------------------------------------------------------------------------------------------

BANCO ITAU HLDG
FINANCIERA S            SP ADR 500 PFD  059602 20 1 $18,662     640,000  SH        X                         640,000
------------------------------------------------------------------------------------------------------------------------------------

BANCOLOMBIA S A         SPON ADR PREF   05968L 10 2  $284       11,800   SH        X                         11,800
------------------------------------------------------------------------------------------------------------------------------------

BEA SYS INC                  COM        073325 10 2 $27,174    2,075,940 SH        X                        2,075,940
------------------------------------------------------------------------------------------------------------------------------------

BRISTOL MYERS SQUIBB CO      COM        110122 10 8 $79,264    3,065,125 SH        X                        3,065,125
------------------------------------------------------------------------------------------------------------------------------------

CATERPILLAR INC DEL          COM        149123 10 1 $2,018      27,100   SH        X                         27,100
------------------------------------------------------------------------------------------------------------------------------------

CEMEX S A               SPON ADR 5 ORD  151290 88 9 $5,024      88,194   SH        X                         88,194
------------------------------------------------------------------------------------------------------------------------------------

COMPANHIA ENERGETICA
DE MINA                 SP ADR N-V PFD  204409 60   $6,306      148,000  SH        X                         148,000
------------------------------------------------------------------------------------------------------------------------------------

CHECK POINT SOFTWARE
TECH LT                      ORD        M22465 10 4 $23,760    1,350,000 SH        X                        1,350,000
------------------------------------------------------------------------------------------------------------------------------------


                                                                                INVESTMENT DISCRETION         VOTING AUTHORITY

                                                  FAIR MARKET SHARES OR  SH/
                                         CUSIP      VALUE     PRINCIPAL  PRN PUT/      SHARED-  SHARED- OTHER
ISSUER                  TITLE OF CLASS   NUMBER (IN THOUSANDS)  AMOUNT       CALL SOLE DEFINED  OTHER   MNGRS  SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------

CHICAGO MERCANTILE
HLDGS INC                   CL A        167760 10 7 $14,735     30,000   SH        X                         30,000
------------------------------------------------------------------------------------------------------------------------------------

COMPANHIA PARANAENSE
ENERG C                 SPON ADR PFD    20441B 40 7   $93       10,000   SH        X                         10,000
------------------------------------------------------------------------------------------------------------------------------------

COMPANHIA VALE
DO RIO DOCE             SPONSORED ADR   204412 20 9 $3,180      132,300  SH        X                         132,300
------------------------------------------------------------------------------------------------------------------------------------

COMPANHIA VALE
DO RIO DOCE             SPON ADR PFD    204412 10 0 $19,847     964,400  SH        X                         964,400
------------------------------------------------------------------------------------------------------------------------------------

CLEAR CHANNEL
COMMUNICATIONS               COM        184502 10 2 $41,485    1,340,400 SH        X                        1,340,400
------------------------------------------------------------------------------------------------------------------------------------

COMPANHIA SIDERURGICA
NACION                  SPONSORED ADR   20440W 10 5 $2,093      65,000   SH        X                         65,000
------------------------------------------------------------------------------------------------------------------------------------

CPFL ENERGIA S A        SPONSORED ADR   126153 10 5  $504       13,800   SH        X                         13,800
------------------------------------------------------------------------------------------------------------------------------------

CRESUD S A C I F Y A    SPONSORED ADR   226406 10 6 $1,160      85,779   SH        X                         85,779
------------------------------------------------------------------------------------------------------------------------------------

EXXON MOBIL CORP             COM        30231G 10 2 $43,252     705,000  SH        X                         705,000
------------------------------------------------------------------------------------------------------------------------------------

FIRST DATA CORP              COM        319963 10 4 $38,111     846,170  SH        X                         846,170
------------------------------------------------------------------------------------------------------------------------------------


                                                                                INVESTMENT DISCRETION         VOTING AUTHORITY

                                                  FAIR MARKET SHARES OR  SH/
                                         CUSIP      VALUE     PRINCIPAL  PRN PUT/      SHARED-  SHARED- OTHER
ISSUER                  TITLE OF CLASS   NUMBER (IN THOUSANDS)  AMOUNT       CALL SOLE DEFINED  OTHER   MNGRS  SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------

FOCUS MEDIA HLDG LTD    SPONSORED ADR   34415V 10 9  $977       15,000   SH        X                         15,000
------------------------------------------------------------------------------------------------------------------------------------

GOLD FIELDS LTD NEW     SPONSORED ADR   38059T 10 6 $2,061      90,000   SH        X                         90,000
------------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS GROUP INC      COM        38141G 10 4 $22,258     147,964  SH        X                         147,964
------------------------------------------------------------------------------------------------------------------------------------

GRANT PRIDECO INC            COM        38821G 10 1 $24,165     540,000  SH        X                         540,000
------------------------------------------------------------------------------------------------------------------------------------

GREAT ATLANTIC & PAC
TEA INC                      COM        390064 10 3 24,193     1,064,824 SH        X                        1,064,824
------------------------------------------------------------------------------------------------------------------------------------

HALLIBURTON CO               COM        406216 10 1 $33,267     448,282  SH        X                         448,282
------------------------------------------------------------------------------------------------------------------------------------

HARMONY GOLD MNG LTD\   SPONSORED ADR   413216 30 0 $1,157      71,000   SH        X                         71,000
------------------------------------------------------------------------------------------------------------------------------------

ICICI BK LTD                 ADR        45104G 10 4  $946       40,000   SH        X                         40,000
------------------------------------------------------------------------------------------------------------------------------------

ISHARES INC MSCI MEXICO  MSCI MEXICO    464286 82 2  $427       11,500   SH        X                         11,500
------------------------------------------------------------------------------------------------------------------------------------

ISHARES TR MSCI
EMERG MKT               MSCI EMERG MKT  464287 23 4 $24,837     264,500  SH        X                         264,500

------------------------------------------------------------------------------------------------------------------------------------



                                                                                INVESTMENT DISCRETION         VOTING AUTHORITY

                                                  FAIR MARKET SHARES OR  SH/
                                         CUSIP      VALUE     PRINCIPAL  PRN PUT/      SHARED-  SHARED- OTHER
ISSUER                  TITLE OF CLASS   NUMBER (IN THOUSANDS)  AMOUNT       CALL SOLE DEFINED  OTHER   MNGRS  SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------

ISHARES TR RUSSELL 2000      PUT        464287 65 5   $260       200,000  SH PUT   X                         200,000
------------------------------------------------------------------------------------------------------------------------------------

MARVELL TECHNOLOGY
GROUP LTD                    CALL       G5876H 10 5   $149       200,000  SH CALL  X                         200,000
------------------------------------------------------------------------------------------------------------------------------------

MICROSOFT CORP               COM        594918 10 4 $35,777    1,535,510  SH       X                        1,535,510
------------------------------------------------------------------------------------------------------------------------------------

MIRANT CORP NEW              COM        60467R 10 0 $29,480    1,100,000  SH       X                        1,100,000
------------------------------------------------------------------------------------------------------------------------------------

MITTAL STEEL CO N V     NY REG SH CL A  60684P 10 1 $37,956    1,244,037  SH       X                        1,244,037
------------------------------------------------------------------------------------------------------------------------------------

NATIONAL OILWELL
VARCO INC                   COM         637071 10 1 $28,367     448,000   SH       X                         448,000
------------------------------------------------------------------------------------------------------------------------------------

NDS GROUP PLC           SPONSORED ADR   628891 10 3 $26,981     579,621   SH       X                         579,621
------------------------------------------------------------------------------------------------------------------------------------

NOKIA CORP              SPONSORED ADR   654902 20 4  $300       14,800    SH       X                         14,800
------------------------------------------------------------------------------------------------------------------------------------

ORMAT TECHNOLOGIES INC       COM        686688 10 2 $1,370      35,900    SH       X                         35,900
------------------------------------------------------------------------------------------------------------------------------------

PATTERSON UTI
ENERGY INC                   COM        703481 10 1 $2,652      93,683    SH       X                         93,683
------------------------------------------------------------------------------------------------------------------------------------



                                                                                INVESTMENT DISCRETION         VOTING AUTHORITY

                                                  FAIR MARKET SHARES OR  SH/
                                         CUSIP      VALUE     PRINCIPAL  PRN PUT/      SHARED-  SHARED- OTHER
ISSUER                  TITLE OF CLASS   NUMBER (IN THOUSANDS)  AMOUNT       CALL SOLE DEFINED  OTHER   MNGRS  SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------

PETROCHINA CO LTD       SPONSORED ADR   71646E 10 0 $4,227      39,150    SH       X                         39,150
------------------------------------------------------------------------------------------------------------------------------------

PETROLEO BRASILEIRO
SA PETRO                SPONSORED ADR   71654V 10 1 $2,395      30,000    SH       X                         30,000
------------------------------------------------------------------------------------------------------------------------------------

PETROLEO BRASILEIRO
SA PETRO                SPONSORED ADR   71654V 40 8 $32,352     362,248   SH       X                         362,248
------------------------------------------------------------------------------------------------------------------------------------

PFIZER INC                   COM        717081 10 3 $92,524    3,942,235  SH       X                        3,942,235
------------------------------------------------------------------------------------------------------------------------------------

PFIZER INC                   CALL       717081 10 3   $7        500,000   SH CALL  X                         500,000
------------------------------------------------------------------------------------------------------------------------------------

QUEST SOFTWARE INC           COM        74834T 10 3 $34,123    2,437,360  SH       X                        2,437,360
------------------------------------------------------------------------------------------------------------------------------------

RITE AID CORP                COM        767754 10 4 $26,428    6,233,000  SH       X                        6,233,000
------------------------------------------------------------------------------------------------------------------------------------

SCHLUMBERGER LTD             COM        806857 10 8 $28,681     440,500   SH       X                         440,500
------------------------------------------------------------------------------------------------------------------------------------

SPRINT NEXTEL CORP         COM FON      852061 10 0 $20,802    1,040,615  SH       X                        1,040,615
------------------------------------------------------------------------------------------------------------------------------------

TAIWAN SEMICONDUCTOR
MFG LTD                 SPONSORED ADR   874039 10 0 $2,111      230,000   SH       X                         230,000
------------------------------------------------------------------------------------------------------------------------------------

TAM SA                  SP ADR REP PFD  87484D 10 3 $1,899      69,800    SH       X                         69,800
------------------------------------------------------------------------------------------------------------------------------------




                                                                                INVESTMENT DISCRETION         VOTING AUTHORITY

                                                  FAIR MARKET SHARES OR  SH/
                                         CUSIP      VALUE     PRINCIPAL  PRN PUT/      SHARED-  SHARED- OTHER
ISSUER                  TITLE OF CLASS   NUMBER (IN THOUSANDS)  AMOUNT       CALL SOLE DEFINED  OTHER   MNGRS  SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------

TELECOM ARGENTINA S A   SPON ADR REP B  879273 20 9  $218       18,750    SH       X                         18,750
------------------------------------------------------------------------------------------------------------------------------------

P T TELEKOMUNIKASI
INDONESIA               SPONSORED ADR   715684 10 6  $963       30,000    SH       X                         30,000
------------------------------------------------------------------------------------------------------------------------------------

TENARIS S A             SPONSORED ADR   88031M 10 9  $324        8,000    SH       X                          8,000
------------------------------------------------------------------------------------------------------------------------------------

TENNECO INC                  COM        880349 10 5 $42,205    1,623,250  SH       X                        1,623,250
------------------------------------------------------------------------------------------------------------------------------------

TRANSOCEAN INC               ORD        G90078 10 9 $34,929     434,867   SH       X                         434,867
------------------------------------------------------------------------------------------------------------------------------------

TURKCELL ILETISIM
HIZMETLERI               SPON ADR NEW   900111 20 4 $1,360      114,650   SH       X                         114,650
------------------------------------------------------------------------------------------------------------------------------------

UNIBANCO-UNIAO DE
BANCOS BRA              GDR REP PFD UT  90458E 10 7 $5,039      75,900    SH       X                         75,900
------------------------------------------------------------------------------------------------------------------------------------

OPEN JT STK
CO-VIMPEL COMMUN        SPONSORED ADR   68370R 10 9  $916       20,000    SH       X                         20,000
------------------------------------------------------------------------------------------------------------------------------------

VIVO PARTICIPACOES S A   SPON ADR PFD   92855S 10 1 $1,963     798,000    SH       X                             798,000


Total Fair Market Value                                $1,001,780
(in thousands)

